Property, Plant and Equipment - Additional Information (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Additions to property plant and equipment	€ 67
Additions of property plant and equipment pending of payment	430	€ 441
Contractual commitment for property plant and equipment	284	95
Property plant and equipment pledged as security	24,789	24,789	€ 24,789	€ 24,789
Property, plant and equipment fully depreciated assets still in use	€ 5,185	3,609
Percentage of share capital pledged as collateral	100.00%
Inventories net book value	€ 4,534
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Leasehold improvement	€ 23,531	€ 23,530